Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provision

	12.31.2021	12.31.2020

Product warranties (i)	77.5	73.9
Provisions for labor, taxes and civil (ii)	53.7	55.4
Taxes (iii)	36.6	34.5
Post retirement benefits	39.4	27.9
Environmental provision	0.7	1.4
Others	21.5	19.6

	229.4	212.7

Current portion	108.9	98.5
Non-current portion	120.5	114.2

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 26.1.1.
(iii)	Accrual of tax provisions mainly relates to indirect taxes recognized in relation to revenue recognition of long-term contracts.

Summary of Change in Provision
Changes in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Environment provision	Others	Total
At December 31, 2018	98.0	58.4	31.7	31.4	2.4	20.5	242.4

Additions	54.2	23.8	—	63.9	2.3	—	144.2
Interest	—	5.2	2.2	—	—	—	7.4
Used/payments	(29.7)	(7.1)	—	(54.0)	(1.7)	(0.4)	(92.9)
Reversals	(43.2)	(10.6)	(1.8)	—	—	—	(55.6)
Translation adjustments	(0.2)	(1.9)	(0.7)	0.4	(0.1)	(0.6)	(3.1)
Reclassification - Liabilities held for sale	(12.0)	(1.4)	(19.7)	—	(2.6)	(3.8)	(39.5)

At December 31, 2019	67.1	66.4	11.7	41.7	0.3	15.7	202.9

Additions	42.0	8.5	2.5	147.2	0.4	4.5	205.1
Interest	—	5.4	3.6	—	—	—	9.0
Used/payments	(30.4)	(4.7)	(2.2)	(154.4)	(0.6)	—	(192.3)
Reversals	(15.8)	(8.0)	—	—	(0.4)	—	(24.2)
Translation adjustments	(1.0)	(13.6)	(7.4)	—	(0.9)	(4.4)	(27.3)
Reclassification - Liabilities held for sale	12.0	1.4	19.7	—	2.6	3.8	39.5

At December 31, 2020	73.9	55.4	27.9	34.5	1.4	19.6	212.7

Additions	43.3	6.0	11.8	37.9	0.5	1.9	101.4
Interest	—	3.8	1.7	—	—	—	5.5
Used/payments	(25.9)	(4.8)	(0.3)	(32.4)	(0.9)	—	(64.3)
Reversals	(13.6)	(2.7)	—	—	—	—	(16.3)
Translation adjustments	(0.2)	(4.0)	(1.7)	(3.4)	(0.3)	—	(9.6)

At December 31, 2021	77.5	53.7	39.4	36.6	0.7	21.5	229.4

Summary of Labor, Tax and Civil Provisions
26.1.1 Labor, tax and civil provisions

	12.31.2021	12.31.2020

Tax related
IRPJ (i)	10.5	10.8
PIS and COFINS	7.3	4.2
Social security contributions (ii)	1.7	1.8
Import taxes (iii)	0.6	0.6
Others	2.1	0.2

	22.2	17.6
Labor related
Plurimas 461/1379 (iv)	6.7	6.5
Reintegration (v)	6.9	5.7
Overtime (vi)	3.9	6.2
Dangerousness (vii)	2.0	1.3
Indemnity (viii)	3.8	4.9
Third parties	1.0	1.5
Others	7.0	11.5

	31.3	37.6
Civil related
Indemnity (ix)	0.2	0.2

	0.2	0.2

	53.7	55.4

Current portion	18.7	16.7
Non-current portion	35.0	38.7